Fair Value Measurements - Reconciliation of the fair value measurements of financial assets - contingent returnable consideration (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Fair Value Disclosures [Abstract]
Beginning balance		¥ 18,211
Acquisition of Yitian Xindong				¥ 18,211
Acquisition of noncontrolling interests in Yitian Xindong		18,211
Changes in fair value of financial assets-contingent returnable consideration	[1]	62,051	$ 8,913
Ending balance		¥ 98,473	$ 14,145	¥ 18,211

[1]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)